Equity (Details) - Schedule of Perpetual Bonds - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Perpetual Bonds [Line Items]
Total	$ 693,382	$ 608,721
Perpetual bonds
Schedule of Perpetual Bonds [Line Items]
Total	693,382	608,721
US$ Bonds
Schedule of Perpetual Bonds [Line Items]
Total	$ 693,382	$ 608,721